Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The Company and its subsidiary file income tax returns in the U.S. federal and state of Illinois jurisdictions. During the years ended December 31, 2015 and 2014, the Company did not recognize expense for interest or penalties.

The provision for income taxes includes these components:

	2015	2014

Taxes currently payable
Federal	$883,916	$798,160
State	320,593	—
Deferred income taxes	(137,484)	135,886

Income tax expense	$1,067,025	$934,046

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2015	2014

Computed at the statutory rate (34%)	$1,391,670	$1,328,312
Increase (decrease) resulting from
Tax exempt interest	(454,067)	(503,089)
State income taxes, net	188,690	173,879
Increase in cash surrender value	(59,646)	(63,235)
Other	378	(1,821)

Actual tax expense	$1,067,025	$934,046

Tax expense as a percentage of pre-tax income	26.07%	23.91%

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2015	2014
Deferred tax assets
Allowance for loan losses	$1,015,661	$1,060,419
Deferred compensation	1,817,124	1,712,570
State net operating loss carryforward	—	4,749
Other	29,497	40,270
	2,862,282	2,818,008

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(407,145)	(366,521)
Depreciation	(434,043)	(478,427)
Federal Home Loan Bank stock dividends	(147,858)	(152,224)
Prepaid expenses	(56,374)	(79,868)
Mortgage servicing rights	(233,795)	(254,762)
	(1,279,215)	(1,331,802)

Net deferred tax asset	$1,583,067	$1,486,206

At December 31, 2015 and 2014, the Company had Illinois net operating loss carryforwards totaling approximately $0 and 98,574, respectively.

Retained earnings at December 31, 2015 and 2014, include approximately $2,600,000, for which no deferred federal income tax liability has been recognized. These amounts represent an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then-current corporate income tax rate. The deferred income tax liabilities on the preceding amounts that would have been recorded if they were expected to reverse into taxable income in the foreseeable future were approximately $1,000,000 at December 31, 2015 and 2014.